Fees Summary $ in Millions	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,000,000 (comprised of (i) $1,000,000 maximum aggregate offering price with respect to notes linked to the Class A common stock of CrowdStrike Holdings, Inc., (ii) $1,000,000 maximum aggregate offering price with respect to notes linked to the common stock of ServiceNow, Inc. and (iii) $1,000,000 maximum aggregate offering price with respect to notes linked to the common stock of Snowflake Inc.).

Narrative - Max Aggregate Offering Price	$ 3
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A